Acquisition of Stork Holding B.V. (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions of Stork Holding B.V
Summary of fair values of assets acquired and liabilities assumed as of the acquisition date

(in thousands)	In EUR	In USD
Cash and cash equivalents	€54,441	$59,204
Accounts and notes receivable	167,894	182,585
Contract work in process	96,667	105,125
Other current assets	51,065	55,533
Property, plant and equipment	162,525	176,746
Investments	1,487	1,617
Intangible assets	171,000	185,963
Goodwill	383,734	417,310
Deferred taxes, net	9,867	10,730
Other assets	900	979
Trade accounts payable	(113,898)	(123,864)
Advance billings on contracts	(21,364)	(23,234)
Other accrued liabilities	(205,034)	(222,975)
Revolving credit facility and other borrowings	(400,228)	(435,248)
Long-term debt	(15,295)	(16,633)
Noncurrent liabilities	(65,001)	(70,689)
Noncontrolling interests	(2,947)	(3,205)

Net assets acquired	€275,813	$299,944

Schedule of pro forma financial information
	Year Ended December 31,
(in thousands)	2016	2015
Pro forma revenue	$19,262,991	$19,786,167
Pro forma net earnings attributable to Fluor Corporation	283,705	413,040